Simplify Enhanced Income ETF
Schedule of Investments
March 31, 2026 (Unaudited)
1
Shares Value
U.S. Exchange-Traded Funds – 93.5%
Money Market ETFs - 93.5%
Simplify Government Money Market ETF(a)(b)(c)
(Cost $79,440,471) ....................................................... 793,903 $ 79,437,934
Principal
U.S. Treasury Bills – 6.0%
U.S. Treasury Bill, 3.62%, 4/14/2026 (d) ........................................ $ 4,250,000 4,244,440
U.S. Treasury Bill, 3.64%, 4/28/2026 (d) ........................................ 900,000 897,547
Total U.S. Treasury Bills (Cost $5,142,117) .......................................... 5,141,987
Shares
Money Market Fund – 1.3%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.54%(e)
(Cost $1,065,870) ........................................................ 1,065,870 1,065,870
Number of
Contracts Notional Amount
Purchased Options – 0.1%
Calls – Exchange-Traded – 0.1%
S&P 500 Index, April Strike Price $7,350, Expires 4/01/26 ............... 136 99,960,000 680
S&P 500 Index, April Strike Price $7,200, Expires 4/17/26 ............... 35 25,200,000 1,925
S&P 500 Index, April Strike Price $7,275, Expires 4/17/26 ............... 113 82,207,500 5,085
S&P 500 Index, April Strike Price $7,380, Expires 4/17/26 ............... 47 34,686,000 1,527
S&P 500 Index, June Strike Price $7,300, Expires 6/18/26 ............... 41 29,930,000 38,950
48,167
Total Purchased Options (Cost $1,068,682) ............................................ 48,167
Total Investments – 100.9%
(Cost $86,717,140) ............................................................. $ 85,693,958
Liabilities in Excess of Other Assets – (0.9)% .......................................... (725,101)
Net Assets – 100.0% ............................................................. $ 84,968,857
(a) Affiliated fund managed by Simplify Asset Management Inc.
(b) A copy of the security's annual report to shareholders may be obtained without charge at www.simplify.us.
(c) Securities with an aggregate market value of $10,106,060 have been pledged as collateral for options as of March 31, 2026.
(d) Represents a zero coupon bond. Rate shown reflects the effective yield.
(e) Rate shown reflects the 7-day yield as of March 31, 2026.

Simplify Enhanced Income ETF
Schedule of Investments
(Continued)
March 31, 2026 (Unaudited)
2
Affiliates
Fiscal period to date transactions with companies which are or were affiliates are as follows:
Affiliate
Value at
beginning of
the period
Purchases
Cost
Sales
Proceeds
Net Realized
Gain/(Loss)
Net Change
in Unrealized
Appreciation/
Depreciation
Value at the
end of the
period
Number of
Shares at
the end of
the period
Dividend
Income
Capital
Gain
Distributions
Simplify
Government
Money
Market ETF $ — $ 165,060,246 $ (85,655,437) $ 35,662 $ (2,537) $ 79,437,934 793,903 $ 3,361,142 $ —
$ — $ 165,060,246 $ (85,655,437) $ 35,662 $ (2,537) $ 79,437,934 793,903 $ 3,361,142 $ —